Finance Revenue and Costs (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Schedule of finance costs recognized in earnings (loss)

Finance costs recognized in net earnings (loss) were as follows:

	Years ended December 31
($000s)	2019	2018
Interest on long-term debt	3,211	4,275
Interest on borrowing base facility	427	440
Amortization of deferred financing costs	368	360
Interest on lease obligations	250	-
Finance costs	4,256	5,075
Interest paid	(3,664)	(4,767)